Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2023-2

Collection Period	10/01/24-10/31/24
Determination Date	11/12/2024
Distribution Date	11/15/2024

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-260819-06.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$823,604,831.93
2.	Collections allocable to Principal		$29,048,427.12
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$2,837,882.80
5.	Pool Balance on the close of the last day of the related Collection Period		$791,718,522.01
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		46,333
7.	Initial Pool Balance		$1,530,612,495.79
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$72,642,085.67	$53,654,963.50
	c. Class A-2b Floating Rate Note Balance	$49,350,496.34	$36,451,308.59
	d. Class A-3 Note Balance	$467,000,000.00	$467,000,000.00
	e. Class A-4 Note Balance	$90,740,000.00	$90,740,000.00
	f. Class B Note Balance	$40,560,000.00	$40,560,000.00
	g. Class C Note Balance	$42,090,000.00	$42,090,000.00
	h. Class D Note Balance	$30,610,000.00	$30,610,000.00
	i. Note Balance (sum a - h)	$792,992,582.01	$761,106,272.09
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.2306098	0.1703332
	c. Class A-2b Floating Rate Note Pool Factor	0.2306098	0.1703332
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.5286617	0.5074042
10.	Overcollateralization Target Amount		$30,612,250
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$30,612,250
12.	Weighted Average Coupon		9.75%
13.	Weighted Average Original Term	months	66.19
14.	Weighted Average Remaining Term	months	43.31
15.	30 day Average SOFR for the accrual period ending 11/14/2024		5.00981%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 11/14/2024		5.85981%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$6,611,834.61
	b. Liquidation Proceeds allocable to Finance Charge		$558.37
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$6,612,392.98
18.	Principal:
	a. Collections allocable to Principal		$29,048,427.12
	b. Liquidation Proceeds allocable to Principal		$1,222,365.07
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$30,270,792.19
19.	Total Finance Charge and Principal Collections (17d + 18d)		$36,883,185.17
20.	Interest Income from Collection Account		$112,792.87
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$36,995,978.04

Available Funds
23.	Available Collections	$36,995,978.04
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$36,995,978.04
Application of Available Funds
26.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$686,337.36
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$686,337.36
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$332,942.89
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$332,942.89
	i. Class A-2b Monthly Interest	$249,020.01
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$249,020.01
	m. Class A-3 Monthly Interest	$1,965,291.67
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$1,965,291.67
	q. Class A-4 Monthly Interest	$378,839.50
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$378,839.50
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$175,084.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$175,084.00
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$195,367.75
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$195,367.75
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$167,079.58
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$167,079.58

36.	Quaternary Principal Distributable Amount	$1,274,060.00
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$5,424,022.76
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$30,612,249.92
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$6,612,392.98
	b. Total Daily Deposits of Principal Collections	$30,270,792.19
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$112,792.87
	e. Total Deposits to Collection Account (sum a - d)	$36,995,978.04
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$686,337.36
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$35,349,935.32
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$959,705.36
	f. Total Withdrawals from Collection Account (sum a - e)	$36,995,978.04
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$332,942.89
	c. Class A-2b Interest Distribution	$249,020.01
	d. Class A-3 Interest Distribution	$1,965,291.67
	e. Class A-4 Interest Distribution	$378,839.50
	f. Class B Interest Distribution	$175,084.00
	g. Class C Interest Distribution	$195,367.75
	h. Class D Interest Distribution	$167,079.58
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$18,987,122.17
	k. Class A-2b Principal Distribution	$12,899,187.75
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$35,349,935.32
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$19,320,065.06
	c. Class A-2b Distribution	$13,148,207.76
	d. Class A-3 Distribution	$1,965,291.67
	e. Class A-4 Distribution	$378,839.50
	f. Class B Distribution	$175,084.00
	g. Class C Distribution	$195,367.75
	h. Class D Distribution	$167,079.58
	i. Total Withdrawals from Note Payment Account (sum a - h)	$35,349,935.32

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$959,705.36
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$959,705.36
Required Reserve Account Amount		0.15%
49.	Required Reserve Account Amount (1.00% of Initial Pool Balance)	$3,826,531.24
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$3,826,531.24
51.	Investment Earnings	$15,588.34
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$3,842,119.58
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$15,588.34
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$3,826,531.24
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$686,337.36
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$35,349,935.32
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$959,705.36
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$15,588.34
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$19,320,065.06
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$13,148,207.76
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$1,965,291.67
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$378,839.50
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$175,084.00
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$195,367.75
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$167,079.58
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$959,705.36

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	1,117	$23,035,391.26
	b. 61 to 90 days past due	491	$10,463,128.25
	c. 91 to 120 days past due	155	$2,964,375.19
	d. 121 or more days past due	1	$22,495.09
	e. Total Past Due (sum a - d)	1,764	$36,485,389.79
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		4.6084%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	147	$2,837,882.80
77.	Recoveries	235	$1,222,923.44
78.	Net Losses (Ln 76 - Ln 77)		$1,614,959.36
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.1961%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	1,980	$43,792,874.28
81.	Recoveries	1,485	$16,370,081.07
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$27,422,793.21
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		1.7916%
84.	Average Net Loss on Defaulted Receivables		$13,849.90

Other Servicing Information

85.	Principal Balance of Receivables extended during the Collection Period		$16,212,658.53
86.	Pool Balance on the close of the last day of the preceding Collection Period		$823,604,831.93
87.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		1.97%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on November 12, 2024

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Greg Dostich

Name:	Greg Dostich

Title:	Vice President and Treasurer